Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001587551
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 14, 2024
Prospectus Date	rr_ProspectusDate	Jun. 14, 2024
The Nightview Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Nightview Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Nightview Fund (the “Fund”) seeks long-term capital appreciation, with a goal of outperforming the S&P 500 Total Return Index over a rolling five-year period.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees on your purchases and sales of Shares, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is normally expected to be under 35%. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses reflect estimated other expenses of the Fund for its first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed and under normal circumstances invests at least 80% of its net assets in securities and instruments issued by or economically tied to U.S. issuers. In addition, the Fund may invest up to 20% of its net assets in securities and instruments that trade in U.S. dollars on U.S. exchanges but are economically tied to foreign developed markets, including American Depositary Receipts (ADRs). ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks. The Fund may invest in sponsored ADR arrangements wherein the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees or unsponsored ADR arrangements wherein the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holder.

In seeking to achieve its investment objective of long-term capital appreciation, with a goal of outperforming the S&P 500 Total Return Index over a rolling five-year period, the Adviser adheres to its long-held belief in long-term, fundamental value investing, and seeks to invest in companies that it believes are trading at a material discount to the Adviser’s estimate of fair value, with clear catalysts for a narrowing of that discount over the course of several years. The Adviser’s primary focus in attempting to achieve its investment objective is on identifying innovative, forward-looking businesses that can generate growth for the foreseeable future, continually reinvest in the business, and has a focus on providing a superior value proposition to their consumers.

The Adviser’s investment approach is focused on forward-looking valuation and analysis and does not practice or incorporate technical analysis in a meaningful way. This investment approach does not rely on or emphasize macro-economic forecasting, such as movements in interest rates or predictions for overall economic growth. The Adviser’s investment decisions for the Fund are based upon their analysis of individual securities and where they believe the market prices of such securities will be when looking several years out.

While the Adviser may use stock screeners as ancillary tools, their research process is driven mainly by broad and continuous learning. The Adviser is constantly seeking to learn about new technologies, business models, and innovations of any kind. From there, they seek to identify potentially attractive opportunities utilizing both a top-down and bottom-up approach.

All potential investments for the Fund are viewed in the context of a minimum 3-year investment timeframe. Given the dynamic nature of business and technology, obsolescence risk is a major component of the Adviser’s research and analysis, and a position will only be initiated or held if the Adviser believes it would be comfortable holding the position for several years. In the Adviser’s view, an ideal investment for the Fund is one that can be held for 10+ years. Consequently, for many positions the Adviser has valuation targets extending out 10+ years, as well as interim targets. These targets are reviewed at least quarterly and updated as necessary to incorporate new information. If a position reaches an interim price target, it may or may not be trimmed depending on its price target several years out and what other opportunities exist at a given time.

Initially, a top-down view of the economy as a whole is undertaken where the Adviser will look to identify sectors of the market it believes may have the highest probability of containing asset mispricing. As a matter of process, the Adviser will generally focus initial research efforts on specific industries or industry sectors which are undergoing a degree of change in business dynamics, technological dynamics, or those that may have fallen out of favor by the current market or business cycle. This forms the initial framework of the Adviser’s “top down” approach to security selection.

Once the Adviser has identified a specific industry or industry sector that it believes may fit the above criteria, they apply a rigorous and deliberate research process which may take months or up to several years to complete. The Adviser’s research process attempts to understand all the various players within a given industry with the goal of identifying which businesses are most likely to outperform. This research involves a thorough review of company financials, news articles, industry research reports, quarterly earnings calls, and any publicly available industry event transcripts among other information the Adviser believes may be pertinent, such as specific product or service testing.

In aggregate, much of the Adviser’s research centers on finding opportunities where company revenue and/or earnings growth has the potential to inflect upwards or sustain long-term growth beyond current market consensus expectations. The Adviser believes these opportunities are generally rare, and to find them requires a nuanced understanding of industry and economic dynamics. When the Adviser believes they have found an opportunity where their expectations for growth are greater than market expectations, they will continue the research and valuation process.

After accumulating knowledge of the various players and prospects within a targeted industry or industry sector, the Adviser will then engage in the bottom-up approach of its investment process. Generally speaking, many traditional valuation processes work reasonably well in a stable business environment (e.g., P/E, DCF with an attached growth rate, etc.). However, when business dynamics are undergoing rapid change, the Adviser believes the valuation process becomes significantly more complicated, and requires a more forward-looking, customized, and nuanced approach. The Adviser will look to create a custom valuation framework that will best reflect the future business prospects of a given company it is researching. An example might be some combination of a relative multiple for a set amount of years, dependent on industry characteristics, followed by a discounted cash flow “DCF” model once the period of rapid change has become more settled, or vice versa depending upon the specific opportunity.

For out-of-favor companies operating in more mature and/or stable industries that are trading at relatively depressed valuations, the Adviser process may contain more traditional valuation techniques. These valuations are anchored in the Adviser’s understanding of business dynamics and the aforementioned extensive top-down and bottom-up research process conducted as a matter of initial course.

In general, there are several business traits the Adviser is commonly attracted to, however, there are always tradeoffs and targeted companies may not have all these characteristics and each company is evaluated as a whole:

●	Superior Value Proposition: One of the first traits the Adviser seeks to identify is a customer-centric business that is relentlessly focused on improving their core customer value proposition.

●	Landgrab Mentality: The Adviser seeks to own businesses that can be geographically diverse and accessible internationally.

●	Optimized For Scale: The Adviser believes scale is imperative to many companies in the Internet era. Industry sectors are trending towards “winner take all” or “winner take most” dynamics in many instances.

●	Platform Models: The Adviser is attracted to platform models, or companies that can act as a bridge or conduit between a mass of people and products and/or services.

●	Effective Capital Allocators: The Adviser seeks out management that can generate cash flow and invest it effectively and efficiently back into the business through R&D and new product development. The goal of this cycle is to continually improve the value proposition to customers, thereby widening a company’s moat, keeping out competition, and developing new areas of potential revenue growth.

In searching for potential investments for the Fund, the Adviser considers the entire publicly traded US equity universe, focusing primarily, but not exclusively, on growth sectors. The Adviser does not target any specific issuer size or characteristics, but simply goes where its research and analysis leads. Specifically, the Adviser segments the market into different “industries” or “industry sectors” and looks to identify areas where the Adviser believes its long-time horizon and deep research/analysis process can provide a competitive advantage over the market at large. The terms “industry” and “industry sector” may describe a group of companies that focus on a shared niche or specialized market spanning multiple industries. For example, Amazon may be listed under the internet industry and consumer cyclical sector, but when looking at Amazon as an investment opportunity, the Adviser views it as multiple distinct businesses. The Adviser looks at and values Amazon Web Services (AWS) separately from the e-commerce side, and therefore the company gets segmented into two distinct “industries” or “industry sectors” – cloud computing and e-commerce. Industries and industry sectors can encompass industries with new or emergent technologies and/or business models that the Adviser believes are under researched and/or misunderstood. The Adviser also considers investment issuers in industries that are out of favor for understandable reasons but have no or limited obsolescence risk and can provide attractive opportunities simply by having a longer time horizon.

The characteristics and criteria that the Adviser looks for in selecting portfolio securities for the Fund can vary depending on the issuer’s type of business and where it is in its growth cycle. Because all stocks have unique characteristics and tradeoffs, the Adviser seeks to be flexible when looking for attractive opportunities. For example, the Adviser does not screen based on market cap size or profitability/growth metrics and is open to investing in a small-cap or mega cap stock, or one with a low P/E and another that is not currently profitable. The Adviser does not have a target market cap for the Fund’s portfolio investments, but generally invests in issuers in the mid-cap to mega cap range. The Adviser’s approach is simply to go where its research leads, and all investment decisions are based upon forward-looking analysis for each company.

While not all attractive investment opportunities fit into a standard bucket, the Adviser believes that an ideal target investment for the Fund generally would have the following characteristics:

●	Can be potentially held for 10+ years, but the Adviser will not enter a position if it does not believe it can be held comfortably for at least 3 years

●	An attractive risk/reward profile based on the conviction the Adviser has in its fair value estimates and the upside potential when compared to current market prices

●	An ability to grow revenue, cash flow, and profits comfortably for years to come

●	Low risk of obsolescence

●	Forward looking, often founder-led management teams with significant “skin in the game”

●	A commitment to innovation, improvement, and providing the best value proposition to customers

●	A long, clear growth runway with optionality to expand into new or ancillary business lines

The Fund’s portfolio will typically include 15 – 25 securities, and the Fund is characterized as non-diversified for purposes of the Investment Company Act of 1940. Under normal circumstances, the Fund will be fully invested and hold no more than 5% of its assets in cash or cash equivalents.

Sector and industry allocations are determined internally by the Adviser, which also utilizes the aforementioned “industry” or “industry sector” classification that may not match typical industry and sector classifications. The overall portfolio allocation to a given industry or sector will vary dependent upon the valuation and/or opportunity that the Adviser believes to exist at any given time.

The Adviser believes that the Fund has unique advantages and differentiators from many other ETFs and mutual funds. It is a “best ideas” portfolio that is characterized as non-diversified for purposes of the Investment Company Act of 1940 and typically will be less diversified than many ETFs or mutual funds. Many ETFs are niche, specialty or sector focused, whereas the Fund can go wherever the Adviser sees the best opportunities, and is not constrained to a certain market cap, style, or sector. The Adviser believes that the Fund can be a core holding for investors with long time horizons seeking capital appreciation. However, the Fund’s performance will most likely be more volatile than the S&P 500 Total Return Index given the level of its diversification relative to the Index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Fund’s Past Performance

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Nightview Capital Fund, LP – Series B (formerly known as The Worm Capital Fund, LP – Series B), a privately offered fund which employed the same investment strategy as the Fund and was managed by the Fund’s portfolio managers (the “Predecessor Fund), is expected to be reorganized into the Fund and the Fund will commence operations on June 21, 2024, subsequent to the transfer of assets by the Predecessor Fund. The Predecessor Fund, which commenced operations on March 1, 2018, had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund’s performance for periods prior to the commencement of operations on June 21, 2024 is that of the Predecessor Fund (Predecessor Fund performance shown is net of a 1.25% annual management fee in addition to expenses such as audit, tax, and administration fees passed through to investors). The performance of the Predecessor Fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to shares of the Fund. However, if the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the shares of the Fund, the performance would have been slightly higher than the performance shown in the bar chart and Average Annual Total Returns table below because of the passthrough of related fund expenses to investors of the Predecessor Fund. The Fund will have a 1.25% management fee but will not pass through other fund expenses, which will be borne by the Adviser. For periods following the Fund’s commencement of operations on June 21, 2024, the performance will be the performance of the Fund’s shares and may differ as a result of the different levels of fees and expenses applicable to the Fund’s shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s performance results can be obtained by visiting www.nightviewfund.com or by calling toll-free at (866) 666-7156.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 666-7156
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nightviewfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns(1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 54.72% (quarter ending 03/31/2023) and the Fund’s lowest return for a calendar quarter was (45.51)% (quarter ending 12/31/2022). The Fund’s year-to-date return as of April 30, 2024 is (3.16)%

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmark.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
The Nightview Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
The Nightview Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Nightview Fund | Risks Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	Investment in the securities of a limited number of issuers or sectors exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities and sectors.
The Nightview Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective.

Please see “Additional Principal Risk Information” in this Prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. The first five risks are presented in an order that reflects the Adviser’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The remaining risks are presented in alphabetical order to facilitate your ability to find particular risks and compare them with the risk of other funds. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

The Nightview Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The prices of equity securities held by the Fund may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

The Nightview Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

The Nightview Fund | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Investment in the securities of a limited number of issuers or sectors exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities and sectors.

The Nightview Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. Changes in the financial condition or market perception of an issuer may have a negative impact on the value of the Fund, and this risk may be exacerbated but by the relatively small number of positions that the Fund holds.

The Nightview Fund | Secondary Market Liquidity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Secondary Market Liquidity Risk. Shares of the Fund may trade at prices other than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. When an ETF is first launched, it is unlikely to have immediate secondary market liquidity. There is likely to be a lead market maker making markets of significant size, but it is unlikely there will be many market participants on day one of trading. This lack of secondary market liquidity may make it difficult for investors to transact in Fund shares in the market, and the market price consequently may deviate from the Fund’s NAV. As the Fund begins to trade and as client interest increases, more and more market participants buy or sell shares of the Fund and secondary market liquidity will grow. While all ETFs can be held for prolonged periods or intraday, some ETFs experience more secondary market trading than others.

The Nightview Fund | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Transactions Risk. Although the Fund effects its creations and redemptions primarily in-kind, unlike other ETFs, the Fund may effect certain creations and redemptions for cash rather than in-kind securities. In effecting such cash transactions, the Fund will incur brokerage costs that might not have been incurred if the purchase or redemption of creation units were effected in kind, and these costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an authorized participant. When the Fund effects its creations and redemptions for cash, it also may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

The Nightview Fund | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

The Nightview Fund | Foreign Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Depending on the specifics of the investment, the Fund’s foreign investments may also be subject to the following specific risks:

●	ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, “Foreign Security Risk” above). These risks may adversely affect the value of the Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Nightview Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

The Nightview Fund | Large Or Mega Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large or Mega-Cap Company Risk. The Fund will invest a relatively large percentage of its assets in the securities of large-capitalization and/or mega-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large capitalization companies and/or mega-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

The Nightview Fund | Limited Authorized Participants Market Makers And Liquidity Providers Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, the Fund’s shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

The Nightview Fund | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objectives. However, the achievement of the stated investment objectives cannot be guaranteed. Various legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Adviser in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The models used by the Adviser may not perform as expected, particularly in volatile markets. If the Adviser is incorrect in its assessment of the income, growth or price realization potential of the Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

The Nightview Fund | Mid Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

The Nightview Fund | New Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is newly formed, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

The Nightview Fund | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

The Nightview Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors. Because the Fund is also non-diversified and has a relatively small number of issuers, poor performance by such sectors, or even by individual issuers within such sectors, may adversely affect the Fund’s performance, including its performance relative to the Fund’s benchmark, which is more diversified and less sector targeted than the Fund.

The Nightview Fund | Small Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

The Nightview Fund | Smaller Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

The Nightview Fund | Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading Risk. Shares of the Fund may trade on the NYSE Arca (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such circumstances, the Fund’s shares could trade at a premium or discount to their NAV.

The Nightview Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. The determination that a security is undervalued is subjective. Investments in “value” securities may never reach what the Adviser believes are their full fair market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors, decrease in value, and underperform growth stocks during given periods.

The Nightview Fund | The Nightview Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NITE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
Annual Return 2019	rr_AnnualReturn2019	32.25%	[4]
Annual Return 2020	rr_AnnualReturn2020	228.09%	[4]
Annual Return 2021	rr_AnnualReturn2021	18.71%	[4]
Annual Return 2022	rr_AnnualReturn2022	(64.56%)	[4]
Annual Return 2023	rr_AnnualReturn2023	79.07%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Apr. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the Fund’s highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	54.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the Fund’s lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(45.51%)
Label	rr_AverageAnnualReturnLabel	Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	79.07%	[5]
5 Years	rr_AverageAnnualReturnYear05	26.73%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	21.62%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
The Nightview Fund | The Nightview Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01		[5],[6]
5 Years	rr_AverageAnnualReturnYear05		[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
The Nightview Fund | The Nightview Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01		[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
The Nightview Fund | The Nightview Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.27%	[7]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018

[1]	Pursuant to its Advisory Agreement, Nightview Capital, LLC, the Fund’s adviser (the “Adviser”), pays all other expenses of the Fund, except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Excluded Expenses”).
[2]	Expenses reflect estimated other expenses of the Fund for its first fiscal year.
[3]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[4]	The reported Total Return figures for the Predecessor Fund for each of the calendar years referenced in the bar chart above may be slightly lower than those reflected in the Predecessor Fund’s audited financial statements (which are included in the Statement of Additional Information) because the performance figures in the audited financial statements reflect the fact that the Predecessor Fund’s management fee was either not charged or was charged at a lower rate to certain investors of the Predecessor Fund, including investors who were employees or otherwise affiliated with the Predecessor Fund’s General Partner/Investment Adviser, while the performance results in the bar chart assume that a 1.25% management fee was paid by all investors in addition to passthrough expenses such as audit, tax, and administration fees.
[5]	The Fund is the accounting successor to The Nightview Capital Fund, LP - Series B (formerly known as The Worm Capital Fund, LP – Series B), a privately offered fund which employed the same investment strategy as the Fund and was managed by the Fund’s portfolio managers, and for which the Adviser served as the sole adviser (the “Predecessor Fund”). In a transaction that is expected to be consummated on June 21, 2024, the Fund will acquire the assets and liabilities of the Predecessor Fund. Accordingly, the performance results shown above in the bar chart and the average annual total returns table for periods prior to June 21, 2024 represent the performance of the Predecessor Fund. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.
[6]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
[7]	The S&P 500® Total Return Index is market-cap weighted index of 500 leading US companies covering approximately 80% of available market capitalization and is widely regarded as the best single gauge of large-cap U.S. equities. Total return indices compute the index value based on capital gains plus cash payments such as dividends and interest.